Related parties - Narrative (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) subsidiary	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Auven Therapeutics Holdings, L.P.
Disclosure of transactions between related parties [line items]
Number of subsidiaries provide services to | subsidiary			3
Services provided to, related party transactions	$ 0	$ 1	$ 1	$ 2
Overland ADCT BioPharma
Disclosure of transactions between related parties [line items]
Services provided to, related party transactions	876	$ 790	1,196	$ 790
Supplies Provided, Related Party Transactions	0		45
Amounts receivable, related party transactions	$ 876		$ 876		$ 789